Long term incentive programmes (Tables)	12 Months Ended
Dec. 31, 2024
Long term incentive programs
Schedule of outstanding instruments - Options

	2024				2023				2022
	Executive		Other		Executive		Other		Executive		Other
	management		employees		management		employees		management		employees
Outstanding instruments – Options	Number	WAEP[1]	Number	WAEP¹	Number	WAEP¹	Number	WAEP[1]	Number	WAEP¹	Number	WAEP[1]
Outstanding at 1 January	967,029	3.47	894,123	3.46	344,589	3.16	330,963	3.15	—	—	—	—
Granted during the year	386,023	6.24	631,674	6.24	622,440	3.64	563,160	3.64	344,589	3.16	330,963	3.15
Forfeited during the year	—	—	—	—	—	—	—	—	—	—	—	—
Exercised during the year	—	3.03	(38,108)	—	—	—	—	—	—	—	—	—
Expired during the year	—	—	—	—	—	—	—	—	—	—	—	—
Outstanding at 31 December	1,353,052	4.39	1,487,689	4.76	967,029	3.47	894,123	3.46	344,589	3.16	330,963	3.15

Schedule of outstanding instruments - RSU

	2024				2023				2022
	Executive		Other		Executive		Other		Executive		Other
	management		employees		management		employees		management		employees
Outstanding instruments - RSU	Number	WAEP¹	Number	WAEP¹	Number	WAEP¹	Number	WAEP¹	Number	WAEP¹	Number	WAEP¹
Outstanding at 1 January	245,126	—	271,327	—	55,430	—	65,823	—	—	—	—	—
Granted during the year	193,011	—	—	—	189,696	—	205,504	—	55,430	—	65,823	—
Forfeited during the year	—	—	—	—	—	—	—	—	—	—	—	—
Exercised during the year	(55,430)	—	(65,823)	—	—	—	—	—	—	—	—	—
Expired during the year	—	—	—	—	—	—	—	—	—	—	—	—
Outstanding at 31 December	382,707	—	205,504	—	245,126	—	271,327	—	55,430	—	65,823	—

1EUR Weighted average exercise price (WAEP).